Segment and geographic information	6 Months Ended
Sep. 30, 2024
Segment and Geographic Information [Abstract]
Segment and geographic information
16. Segment and geographic information:
Operating segments—
Nomura’s operating management and management reporting are prepared based on the Wealth Management, the Investment Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure. Please refer to Note 4 “
Revenue from services provided to customers
” for types of products and services offered by each reportable segment and corresponding revenue. Nomura renamed the Retail Division as the “Wealth Management Division,” effective April 1, 2024.
The accounting policies for segment information follow U.S. GAAP, except for a part of the impact of unrealized gains/losses on certain investments in equity securities held for operating purposes, which under U.S. GAAP are included in
Income (loss) before income taxes,
but excluded from segment information.
Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in “
Other
”, based upon Nomura’s allocation methodologies as used by management to assess each segment’s performance.
Business segments’ results are shown in the following tables.
Net interest revenue
is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments’ information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management.

	Millions of yen
	Wealth Management	Investment Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2023
Non-interest revenue	¥188,301	¥76,357	¥387,061	¥47,815	¥699,534
Net interest revenue	2,681	(4,721)	7,876	12,893	18,729

Net revenue	190,982	71,636	394,937	60,708	718,263
Non-interest expenses	138,990	44,794	384,572	45,272	613,628

Income before income taxes	¥51,992	¥26,842	¥10,365	¥15,436	¥104,635

Six months ended September 30, 2024
Non-interest revenue	¥225,535	¥105,150	¥493,208	¥86,043	¥909,936
Net interest revenue	5,132	(1,393)	15,019	11,068	29,826

Net revenue	230,667	103,757	508,227	97,111	939,762
Non-interest expenses	143,120	48,643	441,812	68,253	701,828

Income before income taxes	¥87,547	¥55,114	¥66,415	¥28,858	¥237,934

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in “
Other.
”

The following table presents the major components of
Income (loss) before income taxes
in “
Other
.”

	Millions of yen
	Six months ended September 30
	2023	2024
Net gain (loss) related to economic hedging transactions	¥(5,511)	¥(1,027)
Realized gain on investments in equity securities held for operating purposes	8,217	496
Equity in earnings of affiliates	22,731	26,351
Corporate items	3,322	187
Other (1)	(13,323)	2,851

Total	¥15,436	¥28,858

(1)	Includes the impact of Nomura’s own creditworthiness.
The table below presents reconciliations of the combined business segments’ results included in the preceding table to Nomura’s reported
Net revenue,
Non-interest
expenses
and
Income before income taxes
in the consolidated statements of income.

	Millions of yen
	Six months ended September 30
	2023	2024
Net revenue	¥718,263	¥939,762
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,590)	(1,993)

Consolidated net revenue	¥716,673	¥937,769

Non-interest expenses	¥613,628	¥701,828
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥613,628	¥701,828

Income before income taxes	¥104,635	¥237,934
Unrealized gain (loss) on investments in equity securities held for operating purposes	(1,590)	(1,993)

Consolidated income before income taxes	¥103,045	¥235,941

Geographic information—
Nomura’s identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura’s activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.
The table below presents a geographic allocation of
Net revenue
and
Income (loss) before income taxes
from operations by geographic areas, and
long-lived assets
associated with Nomura’s operations. Net revenue in “Americas” and “Europe” substantially represents Nomura’s operations in the U.S. and the U.K., respectively.
Net revenue
and
Long-lived assets
have been allocated based on transactions with external customers while
Income (loss) before income taxes
have been allocated based on the inclusion of intersegment transactions.

	Millions of yen
	Six months ended September 30
	2023	2024
Net revenue (1) :
Americas	¥202,420	¥292,423
Europe	109,768	177,770
Asia and Oceania	24,030	23,467

Subtotal	336,218	493,660
Japan	380,455	444,109

Consolidated	¥716,673	¥937,769

Income (loss) before income taxes:
Americas	¥(6,776)	¥33,120
Europe	(15,125)	(1,804)
Asia and Oceania	4,459	25,398

Subtotal	(17,442)	56,714
Japan	120,487	179,227

Consolidated	¥103,045	¥235,941

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2024	September 30, 2024
Long-lived assets:
Americas	¥121,633	¥107,408
Europe	62,063	57,318
Asia and Oceania	33,820	31,424

Subtotal	217,516	196,150
Japan	270,924	280,210

Consolidated	¥488,440	¥476,360